POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MARCH 14, 2017 TO THE

PROSPECTUS DATED FEBRUARY 24, 2017

PowerShares Contrarian Opportunities Portfolio

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Europe Currency Hedged Low Volatility Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack AchieversTM Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500 Momentum Portfolio

PowerShares S&P 500 Value Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

The staff of NYSE Regulation, Inc. (the “Staff”) recently notified PowerShares Exchange-Traded Fund Trust II (the “Trust”) that each of the following series of the Trust, PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio and PowerShares Japan Currency Hedged Low Volatility Portfolio (each, a “Fund” and collectively, the “Funds”), does not appear to be in compliance with the continued listing standards of NYSE Arca Equities, Inc. (“NYSE Arca”), which require, among other things, that a listed security maintain at least 50 shareholders for at least 30 or more consecutive trading days following its initial year of trading on the exchange. Therefore, in accordance with its procedures, NYSE Arca may affix a “below compliance” (.BC) indicator to each Fund’s ticker symbol on the consolidated tape.

The Trust has submitted responses to NYSE Arca demonstrating each Fund’s plan to comply with all NYSE Arca rules going forward. Should the Staff accept the Trust’s plan for the Funds to re-gain compliance, the Staff will provide a six-month “cure period,” during which each Fund must demonstrate that it has at least 50 shareholders over a period of two consecutive months.

Should a Fund be unable to meet NYSE Arca’s continued listing standards by the end of its cure period, the Staff may delist that Fund. In such event, you will receive additional information about the future plans for that Fund. The Trust also has the right to appeal any Staff decision.

Please Retain This Supplement For Future Reference.

P-PS-PRO-EQI-SUP-1 031417